(LOSS)/PROFIT BEFORE INCOME TAX	12 Months Ended
Dec. 31, 2021
Lossprofit Before Income Tax
(LOSS)/PROFIT BEFORE INCOME TAX

6.	(LOSS)/PROFIT BEFORE INCOME TAX

The Group’s (loss)/ profit before tax is arrived at after (crediting)/charging:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Crediting:
Finance income (Note 5)	(12,808)	(15,468)	(16,935)	(2,665)

Charging:
Cost of sales
- Sales of copper ores	12,752	6,854	—	—
- Sales of water treatment equipment	1,189	—	—	—
- Construction service	31,982	6,479	12,876	2,027
- Operation and maintenance services	2,821	3,177	162	25
- Operation services related to service concession arrangement	3,716	3,878	5,067	797
- Construction services related to service concession arrangement	79,681	18,827	389	61
Cost of sales	132,141	39,215	18,494	2,910

Depreciation
- Property, plant and equipment (Note 11)	534	565	510	80
- Right-of-use assets (Note 14)	1,816	1,663	1,366	215
Amortization of intangible assets* (Note 12)	1,185	156	884	139
Expense relating to short-term leases	445	496	601	95
Impairment losses/(reversal) on financial assets:
- Trade receivables	7,673	4,544	3,840	604
- Contract assets	33	172	357	56
- Other receivables	—	—	239	38
- Amounts due from related companies	1,661	(554)	(1,106)	(174)
Impairment loss on intangible assets (Note 13)	16,662	—	—	—
Impairment loss on goodwill (Note 13)	31,478	—	—	—
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss (Note 22 (a))	—	(31,334)	45,816	7,209
- Derivative financial liabilities (Note 22 (b))	—	—	(7,467)	(1,175)
Issuance expense related to placement	—	—	1,579	248
Other (income)/losses	(1,431)	(1,616)	183	29
Finance costs (Note 5)	340	3,749	4,359	686

Employee benefit expenses* (Note 7)	15,395	11,412	11,496	1,809

*	The employee benefit expenses and amortization of intangible assets for the year are included in “Cost of sales” and “Administrative expenses” on the face of the consolidated statement of profit or loss.